Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,756,000
Previously Paid Amount	0.00
Total Fee Amount	656.80
Total Offset Amount	0.00
Net Fee	$ 656.80